Summary of Significant Accounting Policies - Summary of Amortisation Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2019
Customer Relationships [member]
Disclosure of detailed information about intangible assets [line items]
Useful life intangible assets	5 years
Trademarks [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life intangible assets	1 year
Trademarks [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life intangible assets	10 years
Non-competition agreements [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life intangible assets	2 years
Non-competition agreements [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life intangible assets	3 years
Know-how (trade secrets) [member]
Disclosure of detailed information about intangible assets [line items]
Useful life intangible assets	5 years